HOSPITALITY REVENUE (Notes)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE
HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2018	2017	2016
Room, food and beverage(1)	$1,373	$1,648	$1,561
Gaming, and other leisure activities(1)	424	—	—
Other hospitality revenue(1)	116	—	—
Total hospitality revenue	$1,913	$1,648	$1,561

(1)
The partnership adopted IFRS 15 in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.